Note 7 - Debt (Details Textual)																																					12 Months Ended
	Dec. 10, 2020 USD ($)	Dec. 01, 2020 USD ($)	Nov. 09, 2020 USD ($)	Nov. 03, 2020 USD ($)	Oct. 29, 2020 USD ($)	Oct. 14, 2020 USD ($)	Mar. 19, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jan. 21, 2020 USD ($)	Jan. 21, 2020 USD ($)	Jan. 14, 2020 USD ($)	Nov. 20, 2019 USD ($)	Nov. 18, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jul. 15, 2019 USD ($)	Jul. 08, 2019 USD ($)	Apr. 23, 2019 USD ($)	Jan. 28, 2019 USD ($)	Jan. 17, 2019 USD ($)	Dec. 21, 2018 USD ($)	Dec. 03, 2018 USD ($)	Nov. 16, 2018 USD ($)	Sep. 04, 2018 USD ($)	Jun. 29, 2018 USD ($)	May 06, 2018	May 05, 2018	Sep. 05, 2017 USD ($)	Apr. 21, 2017	Feb. 24, 2017 USD ($)	Aug. 05, 2016 USD ($)	Aug. 01, 2016 USD ($)	Jul. 20, 2016 USD ($)	Jan. 15, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 28, 2015 USD ($)	Jul. 13, 2015 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 20, 2019	Jul. 09, 2015 USD ($)
Payments to Acquire Property, Plant, and Equipment, Total																																					$ (0)	$ 48,140,000	$ (0)
Increase (Decrease) in Deferred Charges																																					1,115,000	$ 6,773,000
Fair Value, Inputs, Level 2 [Member]
Debt Instrument, Fair Value Disclosure, Total																																					$ 107,833,000
M/T Eco Marina Del Ray [Member]
Sale Leaseback Transaction, Lease Term (Year)																								5 years
Charter Rate Per Day																								$ 8,600
Sale Leaseback Transaction, Buy Back, Amount																								22,680,000
Proceeds from Sale of Property, Plant, and Equipment, Total																								$ 32,387,000
MT Eco Fleet [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total										$ 21,000,000	$ 23,000,000
M/T Nord Valiant [Member]
Charter Rate Per Day																				$ 5,875
Charter Term (Year)																				5 years
Sale Leaseback Transaction, Gross Proceeds, Investing Activities																				$ 21,655,000
M/T Eco California [Member]
Charter Rate Per Day																				$ 6,550
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 22,520,000
Charter Term (Year)																				7 years
Sale Leaseback Transaction, Gross Proceeds, Investing Activities																				$ 24,140,000
Gain (Loss) on Disposition of Property Plant Equipment, Total			$ (674,000)
M/T Eco Bel Air and M/T Eco Beverly Hills [Member]
Charter Term (Year)																					7 years
Sale Leaseback Transaction, Gross Proceeds, Investing Activities																					$ 91,412,000
Charter Rate Per Quarter																					$ 1,475
M/T Eco Beverly Hills [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total		$ (806,000)
Payments to Acquire Property, Plant, and Equipment, Total		$ 41,281,000
M/T Eco Bel Air [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ (767,000)
Payments to Acquire Property, Plant, and Equipment, Total	$ 41,281,000
M/T Stenaweco Energy, M/T Stenaweco Evolution, and M/T Stenaweco Excellence [Member] | Sale and Leaseback Agreements With OFI [Member]
Sale Leaseback Transaction, Lease Term (Year)																10 years
Number of Vessels Sold																																								3
M/T Stenaweco Energy, M/T Stenaweco Evolution, and M/T Stenaweco Excellence [Member] | London Interbank Offered Rate (LIBOR) [Member] | Sale and Leaseback Agreements With OFI [Member]
Debt Instrument, Basis Spread on Variable Rate																3.90%
M/T Stenaweco Excellence [Member] | Sale and Leaseback Agreements With OFI [Member]
Debt Instrument, Periodic Payment, Principal																$ 160,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 6,400,000
Proceeds from Sale of Property, Plant, and Equipment, Total															$ 25,600,000
Debt Instrument, Number of Monthly Installments																120
M/T Stenaweco Energy [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total					$ (693,000)
Payments to Acquire Property, Plant, and Equipment, Total					$ 19,808,000								$ 2,477,000
M/T Stenaweco Energy [Member] | Sale and Leaseback Agreements With OFI [Member]
Debt Instrument, Periodic Payment, Principal																$ 131,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 5,700,000
Proceeds from Sale of Property, Plant, and Equipment, Total													$ 21,375,000
Debt Instrument, Number of Monthly Installments																120
M/T Stenaweco Evolution [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total				$ (790,000)
Payments to Acquire Property, Plant, and Equipment, Total				$ 22,570,000								$ 1,323,000
M/T Stenaweco Evolution [Member] | Sale and Leaseback Agreements With OFI [Member]
Debt Instrument, Periodic Payment, Principal																$ 153,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 6,100,000
Proceeds from Sale of Property, Plant, and Equipment, Total												$ 24,400,000
Debt Instrument, Number of Monthly Installments																120
M/T SW Excellence [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total						$ (806,000)
Payments to Acquire Property, Plant, and Equipment, Total						$ 23,040,000
M/T Eco Los Angeles and M/T Eco City of Angels [Member] | Avic International Leasing Co., Ltd [Member]
Sale Leaseback Transaction, Lease Term (Year)														10 years
Proceeds from Sale of Property, Plant, and Equipment, Total														$ 60,200,000
Bareboat Charter Hire Expenses, Per Day, for the First Five Years														9,435
Bareboat Charter Hire Expenses, Per Day, for Five Through Ten Years														9,090
M/T Eco Los Angeles [Member] | Avic International Leasing Co., Ltd [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														11,288,000
M/T Eco City of Angels [Member] | Avic International Leasing Co., Ltd [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 11,288,000
ABN Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity																															$ 64,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																															$ 9,050,000
Debt Instrument, Default Clause, Minimum Retainable Common Shares Outstanding Percentage																												30.00%
Debt Instrument, Default Clause Minimum Voting Rights Interest, Percentage																												50.00%
Repayments of Lines of Credit									$ 29,475,000										$ 18,550,000
ABN Bank [Member] | Tranche C First Repayment [Member]
Number of Consecutive Quarterly Installments																															12
Debt Instrument, Periodic Payment, Principal																															$ 550,000
ABN Bank [Member] | Tranche C Second Repayment [Member]
Number of Consecutive Quarterly Installments																															12
Debt Instrument, Periodic Payment, Principal																															$ 363,000
ABN Bank [Member] | Tranche C [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																			3.75%												3.75%
ABN Bank [Member] | Amended ABN Facility [Member]
Line of Credit Facility, Increase (Decrease) of Maximum Borrowing Capacity																						$ 5,000,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member]
Line of Credit Facility, Maximum Borrowing Capacity																																			$ 44,400,000						$ 42,000,000
Line of Credit Facility, Increase in Margin																																			0.15%
Debt Instrument, Net Asset Cover Ratio																																			130.00%
Total Debt To Market Adjusted Total Assets Ratio Percentage																																			75.00%
Minimum Free Liquidity, Per Collaterlized Vessel																																			$ 750,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																			3.90%
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																			4
Debt Instrument, Periodic Payment, Principal																																			$ 500,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, Second Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																			4
Debt Instrument, Periodic Payment, Principal																																			$ 512,500
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, Third Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																			4
Debt Instrument, Periodic Payment, Principal																																			$ 525,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, Fourth Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																			12
Debt Instrument, Periodic Payment, Principal																																			$ 387,500
ABN Bank [Member] | MT Eco Fleet [Member]
Line of Credit Facility, Maximum Borrowing Capacity																																			22,200,000						21,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																			11,400,000
Proceeds from Lines of Credit, Total																																		$ 1,200,000		$ 21,000,000
ABN Bank [Member] | MT Eco Fleet [Member] | Amended ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																						750,000
Debt Instrument, Periodic Payment, Increased																						25,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid, Increased																						475,000
ABN Bank [Member] | M/T Eco Revolution [Member]
Line of Credit Facility, Maximum Borrowing Capacity																																			$ 22,200,000						$ 21,000,000
Proceeds from Lines of Credit, Total																																	$ 22,200,000
ABN Bank [Member] | M/T Eco Revolution [Member] | Amended ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																						750,000
Debt Instrument, Periodic Payment, Increased																						25,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid, Increased																						425,000
ABN Bank [Member] | M/T Nord Valiant [Member]
Proceeds from Lines of Credit, Total																														$ 20,000,000
ABN Bank [Member] | M/T Nord Valiant [Member] | Amended ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																						3,500,000
Debt Instrument, Periodic Payment, Increased																						100,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid, Increased																						$ 2,000,000
Alpha Bank of Greece [Member]
Repayments of Debt								$ 18,950,000
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member]
Line of Credit Facility, Maximum Borrowing Capacity																																$ 23,350,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																$ 12,500,000
Proceeds from Lines of Credit, Total																													$ 23,350,000
Debt Instrument, Net Asset Cover Ratio																																125.00%
Total Debt To Market Adjusted Total Assets Ratio Percentage																																75.00%
Minimum Free Liquidity, Per Collaterlized Vessel																																$ 750
EBITDA, Percent of Fixed Charges																																120.00%
Market Value Adjusted Net Worth																																$ 20,000,000
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																																3.50%
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | Alpha Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																12
Line of Credit Facility, Periodic Payment																																$ 400,000
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | Alpha Facility, Second Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																20
Line of Credit Facility, Periodic Payment																																$ 303,000
Alpha Bank [Member]
Repayments of Lines of Credit								$ 938,000
Alpha Bank [Member] | M/T Stenaweco Elegance [Member]
Line of Credit Facility, Maximum Borrowing Capacity																	$ 1,500,000
Number of Consecutive Quarterly Installments																	8
Debt Instrument, Periodic Payment, Principal																	$ 187,500
Alpha Bank [Member] | M/T Stenaweco Elegance [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate								4.25%
AT Bank [Member]
Repayments of Debt							$ 21,875,000
AT Bank [Member] | Predelivery Facility to Fund Hull No 2648 [Member]
Debt Covenant, Ratio of Total Net Debt to Fleet Value																											75.00%
Minimum Free Liquidity, Per Bareboated Chartered-in Vessel																											$ 500,000
AT Bank [Member] | M/T Eco Palm Desert [Member]
Line of Credit Facility, Maximum Borrowing Capacity																											$ 23,500,000
Number of Consecutive Quarterly Installments																											20
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																											$ 17,000,000
Total Debt To Market Adjusted Total Assets Ratio Percentage																											75.00%
Minimum Free Liquidity, Per Collaterlized Vessel																											$ 750,000
Line of Credit Facility, Periodic Payment																											$ 325,000
Debt Instrument, Net Asset Cover Ratio, Year One																											115.00%
Debt Instrument, Net Asset Cover Ratio, Year Two																											120.00%
Debt Instrument, Net Asset Cover Ratio, Year Three																											125.00%
Debt Instrument, Net Asset Cover Ratio, Thereafter																											140.00%
Minimum Free Liquidity, Per Bareboated Charter-in Vessel																											$ 500,000
Line of Credit Facility, Commitment Fee Percentage																									1.30%	2.00%	2.00%
AT Bank [Member] | M/T Eco Palm Desert [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																											4.00%
AT Bank [Member] | Pre-delivery Facilities [Member]
Repayments of Lines of Credit																							$ 8,993,000
AT Bank Bridge Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 10,500,000
Repayments of Lines of Credit							$ 10,500,000
Line of Credit Facility, Commitment Fee Percentage																		2.25%
AT Bank Bridge Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																		6.00%